Schedule of Components of Income Tax Expense (Benefit) (Details) (USD $)	12 Months Ended
Jan. 31, 2013
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 1	34.00%
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 2	13.50%
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 3	$ (1,332,996)
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 4	(550,484)
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 5	(453,200)
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 6	(74,300)
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 7	(132,800)
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 8	0
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 9	84,700
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 10	0
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 11	300,200
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 12	0
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 13	201,100
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 14	74,300
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 15	0
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 16	$ 0